Restructuring and other items (Tables)	9 Months Ended
Sep. 30, 2014
Recognized Restructuring and Other Items, Net
Restructuring and other items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Restructuring charges	$-	$-	$-	$9,033
Total	$-	$-	$-	$9,033

Prior Period Restructuring Charges
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
		(in thousands)
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Residual balance from prior periods	-	130	130
Total provision recognized	8,131	1,032	9,163
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at December 31, 2013	$1,491	$833	$2,324
Cash payments	(999)	(337)	(1,336)
Amounts released	-	(142)	(142)
Foreign exchange movement	(1)	11	10

Provision at September 30, 2014	$491	$365	$856